Subsequent Events	12 Months Ended
Dec. 31, 2012
SUBSEQUENT EVENTS [Abstract]
Subsequent Events

28. SUBSEQUENT EVENTS

The Company has performed an evaluation of subsequent events through February 28, 2013, which is the date the financial statements were issued, with no material events or transactions needing recognition or disclosure found.